Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000827060_SupplementTextBlock

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement
Income & Growth Fund
Supplement dated June 26, 2020 ■ Summary Prospectus and Prospectus dated November 1, 2019

The change below will be effective as of September 25, 2020.
Income & Growth Fund will be renamed Disciplined Core Value Fund. All references to Income & Growth are hereby replaced with Disciplined Core Value.

The change below will be effective as of July 1, 2020.
The fund’s benchmark will change to the Russell 1000® Value Index.

The following is added to the Average Annual Total Returns table on page 4 of the Income & Growth summary prospectus, page 4 of the Income & Growth prospectus:

	1 year	5 years	10 years
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-8.27%	5.94%	11.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund’s benchmark will change to the Russell 1000® Value Index.
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	11.17%